Subsequent Events - Additional Information (Detail) (Subsequent Event) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
	Nov. 20, 2013 USD ($)	Dec. 06, 2013 China Distance Education Limited (CDEL Hong Kong) Term Loan USD ($)	Dec. 06, 2013 China Distance Education Limited (CDEL Hong Kong) Term Loan CNY	Dec. 06, 2013 Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") Term Loan CNY
Subsequent Event [Line Items]
Dividends payable, date declared	Nov. 20, 2013
Dividends payable, amount per share	$ 0.15
Dividends payable, date of record	Jan. 08, 2014
Authorized reduction in exercise price of outstanding options	$ 0.15
Term loan agreement value		$ 16	100
Term loan agreement interest rate		2.40%	2.40%
Term loan maturity period		18 months	18 months
Payments to Acquire Term Deposit				100
Term loan draw down date		2014-01	2014-01